SUPPLEMENT TO THE

FIDELITY ADVISOR LATIN AMERICA FUND, FIDELITY ADVISOR JAPAN FUND, FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND, FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND, FIDELITY ADVISOR OVERSEAS FUND, FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND, FIDELITY ADVISOR GLOBAL EQUITY FUND, FIDELITY ADVISOR EMERGING ASIA FUND, FIDELITY ADVISOR HIGH YIELD FUND, FIDELITY ADVISOR HIGH INCOME FUND, FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND, FIDELITY ADVISOR MORTGAGE SECURITIES FUND, FIDELITY ADVISOR INTERMEDIATE BOND FUND, FIDELITY ADVISOR SHORT-FIXED INCOME FUND, AND FIDELITY ADVISOR MUNICIPAL INCOME FUND

FUNDS OF FIDELITY ADVISOR SERIES II AND FIDELITY ADVISOR SERIES VIII

CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL
CLASS

DECEMBER 29, 1999

STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND
OFFICERS" SECTION BEGINNING ON PAGE 92.

E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (automotive, space, defense, and information technology), CSX Corporation (freight transportation), Birmingham Steel Corporation (producer of steel and steel products), and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining, 1985-1997), and as a Trustee of First Union Real Estate Investments (1986-1997). In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 92.

ANDREW J. DUDLEY (34), is Vice President of Fidelity Advisor Short Fixed-Income Fund (1998), Fidelity Advisor Intermediate Bond Fund
(1999), and other funds advised by FMR. Prior to joining Fidelity as a portfolio manager in 1996, Mr. Dudley worked as a quantitative analyst and portfolio manager at Putnam Investments for five years.

THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 92.

NED C. LAUTENBACH (55), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 92.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended in 1998, or calendar year ended December 31, 1998, as applicable.

COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A   Edward C. Johnson 3d**  Abigail P. Johnson **  J. Gary Burkhead**  Ralph  F. Cox
FUND

Advisor Latin AmericaB,+        $ 0                     $ 0                    $ 0                 $ 1

Advisor Emerging Asia B,+       $ 0                     $ 0                    $ 0                 $ 20

Advisor JapanB,+                $ 0                     $ 0                    $ 0                 $ 5

Advisor International Capital   $ 0                     $ 0                    $ 0                 $ 10
AppreciationB

Advisor Europe Capital          $ 0                     $ 0                    $ 0                 $ 4
AppreciationB,+

Advisor OverseasB               $ 0                     $ 0                    $ 0                 $ 403

Advisor Diversified             $ 0                     $ 0                    $ 0                 $ 5
InternationalB,+

Advisor Global EquityB,+        $ 0                     $ 0                    $ 0                 $ 2

Advisor High YieldB,C,D         $ 0                     $ 0                    $ 0                 $ 1,218

Advisor High IncomeB,+          $ 0                     $ 0                    $ 0                 $ 1

Advisor Government InvestmentB  $ 0                     $ 0                    $ 0                 $ 106

Advisor Mortgage SecuritiesB    $ 0                     $ 0                    $ 0                 $ 147

Advisor Intermediate BondB      $ 0                     $ 0                    $ 0                 $ 161

Advisor Short Fixed- IncomeB    $ 0                     $ 0                    $ 0                 $ 101

Advisor Municipal IncomeB       $ 0                     $ 0                    $ 0                 $ 134

TOTAL COMPENSATION FROM THE     $ 0                     $ 0                    $ 0                 $ 223,500
FUND COMPLEX*,A



AGGREGATE COMPENSATION
FROM A                  Phyllis Burke Davis  Robert  M. Gates  E. Bradley Jones ****  Donald J. Kirk  Ned C. Lautenbach***
FUND

Advisor Latin AmericaB,+ $ 1                 $ 1               $ 1                    $ 1             $ 0

Advisor Emerging Asia B,+ $ 20               $ 20              $ 20                   $ 20            $ 2

Advisor JapanB,+        $ 5                  $ 5               $ 5                    $ 5             $ 1

Advisor International
Capital                 $ 10                 $ 10              $ 10                   $ 10            $ 2
AppreciationB

Advisor Europe Capital  $ 4                  $ 4               $ 4                    $ 4             $ 1
AppreciationB,+

Advisor OverseasB       $ 387                $ 400             $ 400                  $ 397           $ 38

Advisor Diversified     $ 5                  $ 5               $ 5                    $ 5             $ 1
InternationalB,+

Advisor Global
EquityB,+               $ 2                  $ 2               $ 2                    $ 2             $ 0

Advisor High YieldB,C,D $ 1,167              $ 1,210           $ 1,209                $ 1,201         $ 97

Advisor High IncomeB,+  $ 1                  $ 1               $ 1                    $ 1             $ 0

Advisor Government
InvestmentB             $ 102                $ 105             $ 105                  $ 105           $ 9

Advisor Mortgage
SecuritiesB             $ 141                $ 146             $ 146                  $ 145           $ 11

Advisor Intermediate
BondB                   $ 155                $ 160             $ 160                  $ 159           $ 13

Advisor Short
Fixed- IncomeB          $ 97                 $ 100             $ 100                  $ 99            $ 8

Advisor Municipal
IncomeB                 $ 128                $ 133             $ 133                  $ 132           $ 10

TOTAL COMPENSATION
FROM THE                $ 220,500            $ 223,500         $ 222,000              $ 226,500       $ 0
FUND COMPLEX*,A



AGGREGATE COMPENSATION
FROM A                       Peter  S. Lynch**  William O. McCoy  Gerald C. Mc-Donough  Marvin L. Mann  Robert  C. Pozen**
FUND

Advisor Latin AmericaB,+     $ 0                $ 1               $ 1                   $ 1             $ 0

Advisor Emerging Asia B,+    $ 0                $ 20              $ 25                  $ 20            $ 0

Advisor JapanB,+             $ 0                $ 5               $ 6                   $ 5             $ 0

Advisor International
Capital                      $ 0                $ 10              $ 12                  $ 10            $ 0
AppreciationB

Advisor Europe Capital       $ 0                $ 4               $ 5                   $ 4             $ 0
AppreciationB,+

Advisor OverseasB            $ 0                $ 400             $ 495                 $ 400           $ 0

Advisor Diversified          $ 0                $ 5               $ 6                   $ 5             $ 0
InternationalB,+

Advisor Global EquityB,+     $ 0                $ 2               $ 3                   $ 2             $ 0

Advisor High YieldB,C,D      $ 0                $ 1,210           $ 1,495               $ 1,210         $ 0

Advisor High IncomeB,+       $ 0                $ 1               $ 1                   $ 1             $ 0

Advisor Government
InvestmentB                  $ 0                $ 105             $ 130                 $ 105           $ 0

Advisor Mortgage SecuritiesB $ 0                $ 146             $ 181                 $ 146           $ 0

Advisor Intermediate BondB   $ 0                $ 160             $ 198                 $ 160           $ 0

Advisor Short Fixed- IncomeB $ 0                $ 100             $ 124                 $ 100           $ 0

Advisor Municipal IncomeB    $ 0                $ 133             $ 164                 $ 133           $ 0

TOTAL COMPENSATION FROM THE  $ 0                 $223,500         $ 273,500             $220,500        $ 0
FUND COMPLEX*,A




AGGREGATE COMPENSATION FROM A   Thomas R. Williams
FUND

Advisor Latin AmericaB,+        $ 1

Advisor Emerging Asia B,+       $ 20

Advisor JapanB,+                $ 5

Advisor International Capital   $ 10
AppreciationB

Advisor Europe Capital          $ 4
AppreciationB,+

Advisor OverseasB               $ 392

Advisor Diversified             $ 5
InternationalB,+

Advisor Global EquityB,+        $ 2

Advisor High YieldB,C,D         $ 1,184

Advisor High IncomeB,+          $ 1

Advisor Government InvestmentB  $ 103

Advisor Mortgage SecuritiesB    $ 143

Advisor Intermediate BondB      $ 157

Advisor Short Fixed- IncomeB    $ 98

Advisor Municipal IncomeB       $ 130

TOTAL COMPENSATION FROM THE     $ 223,500
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

*** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board. Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

**** Mr. Jones served on the Board of Trustees through December 31,
1999.

+ Estimated

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $564; Phyllis Burke Davis, $564; Robert M. Gates, $564; E. Bradley Jones, $564; Donald J. Kirk, $564; William O. McCoy, $564; Gerald C. McDonough, $658; Marvin L. Mann, $564; and Thomas R. Williams, $564.

D Certain of the non-interested trustees' aggregate compensation from certain funds includes accrued voluntary deferred compensation as follows: Ralph F. Cox, $471; Marvin L. Mann, $80; William O. McCoy, $471, and Thomas R. Williams, $471.